Pension and Postretirement Benefits (Weighted Average Assumptions - Projected Benefit Obligation And Net Pension And Postemployment Benefit Cost) (Details) - USD ($) $ in Millions	3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Composite rate of compensation increase for determining benefit obligation	3.00%					3.00%	3.00%
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Weighted-average discount rate for determining benefit obligation at December 31	3.40%					2.70%	3.40%	4.50%
Weighted-average interest credit rate for cash balance pension programs	3.30%					3.10%	3.30%	3.70%
Long-term rate of return on plan assets						7.00%	7.00%	7.00%
Composite rate of compensation increase for determining benefit obligation	3.00%					3.00%	3.00%	3.00%
Composite rate of compensation increase for determining net cost (benefit)						3.00%	3.00%	3.00%
Assumptions used, percentage change in weighted-average interest crediting rate that would impact pension benefit obligation						0.50%
Effect of 0.50% increase in weighted-average interest crediting rate, increase to pension benefit obligation						$ 130
Pension Benefits | Service Cost
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost	3.50%	3.90%	4.30%	4.60%		3.60%	4.10%	4.20%
Pension Benefits | Interest Cost
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost	3.00%	3.20%	3.70%	4.20%		2.90%	3.50%	3.80%
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Weighted-average discount rate for determining benefit obligation at December 31	3.20%					2.40%	3.20%	4.40%
Weighted-average interest credit rate for cash balance pension programs	0.00%					0.00%	0.00%	0.00%
Long-term rate of return on plan assets						4.75%	5.75%	5.75%
Composite rate of compensation increase for determining benefit obligation	3.00%					3.00%	3.00%	3.00%
Composite rate of compensation increase for determining net cost (benefit)						3.00%	3.00%	3.00%
Postretirement Benefits | Service Cost
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost	3.40%				4.70%	3.50%	4.40%	4.30%
Postretirement Benefits | Interest Cost
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost	2.70%				4.00%	2.70%	3.70%	3.60%